Critical accounting judgements and key sources of estimation uncertainty - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Turnover	£ 34,114	£ 34,099	£ 33,754
Tax charge for the year	346	580	953
Tax payable, current	489	545
Tax recoverable, current	486	671
Tax payable, non-current	180	176
Uncertain tax position charge	858	856
Legal costs	52	231
Provision for legal and other disputes	196	320
Contingent consideration and put option liabilities	1,063	1,275
Contingent consideration liabilities	6,076	5,869	£ 5,479	£ 6,286
Surplus on UK defined benefit schemes	£ 606	77
Percentage of decrease in discount rate	0.25%
Net pension deficit	£ 772
Increased annual pension cost	17
Customer return and rebate accruals	£ 6,322	5,775
Percentage of increase in discount rate	0.25%
Net pension deficit	£ 729
Decrease in annnual pension cost	19
Pension surplus	135	106
Estimated Rebates Discounts or Allowance Payable To Customer [member] | US Pharmaceuticals and vaccines [member]
Disclosure of changes in accounting estimates [line items]
Turnover	8,442	7,451
Incidental deductions to turnover	11,486	12,584
Customer return and rebate accruals	5,044	4,686
Shionogi ViiV healthcare joint venture [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	5,559	5,359
Business combinations [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities	£ 6,076	£ 5,869